Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 19,378	$ 26,027
Restricted cash	50	1,650
Accounts receivable trade, net	896	720
Inventories	1,559	1,995
Prepaid expenses	1,238	1,096
Assets held for sale	0	28,252
Other current assets	1,656	1,075
Total current assets	25,085	61,644
Fixed assets:
Vessels, net	410,476	434,133
Finance lease, right-of-use asset	29,562	0
Other fixed assets, net	423	412
Total fixed assets	440,461	434,545
Other non-current assets:
Deposits assets, non-current	0	1,325
Deferred charges and other investments, non-current	6,397	10,759
Restricted cash, non-current	5,500	4,800
Operating lease, right-of-use asset	405	499
Other non-current assets	29	28
TOTAL ASSETS	477,877	513,600
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $1,175 and $1,856, respectively	31,780	35,051
Finance lease liability, current	21,778	0
Debt related to assets held for sale, net of deferred finance costs of $NIL and $110, respectively	0	12,990
Current portion of convertible notes, net of deferred finance costs and debt discounts of $NIL and $332, respectively	0	10,833
Trade accounts and other payables	5,489	7,826
Accrued liabilities	7,736	8,374
Operating lease liability, current	105	108
Deferred revenue	2,136	2,232
Total current liabilities	69,515	94,650
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $1,746 and $1,871, respectively	179,010	196,825
Operating lease liability, non-current	300	391
Deferred revenue, non-current	254	35
Other liabilities, non-current	353	0
Total liabilities	249,432	291,901
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; 20,000 and NIL shares issued and outstanding as at December 31, 2023 and 2022, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2023 and 2022; 19,636,352 and 18,191,614 shares issued and outstanding as at December 31, 2023 and 2022, respectively	2	2
Additional paid-in capital	590,129	583,691
Accumulated deficit	(361,686)	(361,994)
Total stockholders' equity	228,445	221,699
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	477,877	513,600
Related Party [Member]
Current assets:
Due from related parties	308	829
Current liabilities:
Other current liabilities	0	12,688
Nonrelated Party [Member]
Current liabilities:
Other current liabilities	$ 491	$ 4,548